Intangible assets and Goodwill - DCF (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and Goodwill
Period of strategic plan following next year budget	9 years
Simplified transition period	5 years
Planning horizon	10 years
Impairment	€ 0	€ 0
D&PD
Intangible assets and Goodwill
Pre-tax discount rate	10.11%	12.26%
Sustainable growth rate	2.00%	2.00%
JEB
Intangible assets and Goodwill
Period of strategic plan following next year budget		20 years
Pre-tax discount rate	12.62%	13.53%
Sustainable growth rate	2.00%	2.00%